Income Taxes (Details) - Schedule of Effective Income Tax Rate and PRC Statutory Income Tax	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate and PRC Statutory Income Tax [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.20%)	0.00%	0.40%
Effect of additional deduction of research and development expense	4.80%	0.70%	(35.10%)
Effect of income tax exemptions and reliefs	(8.00%)	2.90%	60.90%
Recovery from deferred income tax assets	5.20%	5.50%
Effect of valuation allowance on deferred income tax assets	(27.10%)	(28.00%)	2.20%
Income tax difference under different tax jurisdictions	4.30%	(6.10%)	(45.70%)
Prior year true-ups			(23.60%)
Others	(1.40%)
Total	2.60%	0.00%	(15.90%)